Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Advisor Cl M - Return Before Taxes
	Jun. 29, 2023
Average Annual Return:
Past 1 year	1.12%
Past 5 years	0.82%
Since Inception	0.78%	[1]

[1]	A From July 6, 2017